Long-Term Debt (Predecessor) (Tables)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheet are analyzed as follows:
December 31, 2022
Long-term debt	43,200
Less: Deferred financing costs	(594)
Total	42,606
Less - current portion	(7,473)
Long-term portion	35,133

Annual Principal Payments	The annual principal payments required to be made after December 31, 2022 for all long-term debt, are as follows:
Twelve month periods ending December 31,	Amount
2023	8,000
2024	35,200
Total	43,200

United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying carve-out balance sheet are analyzed as follows:

December 31, 2021
Secured loan facilities	5,500,000
Less: Deferred financing costs	(119,256)
Total	5,380,744
Less – current portion	(1,177,074)
Long-term portion	4,203,670

Annual Principal Payments
The annual principal payments required to be made after December 31, 2021, are as follows:

Year ended December 31,	Amount
2022	1,250,000
2023	1,400,000
2024	1,400,000
2025	1,450,000
2026	-
Total	5,500,000